UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Barings Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/18

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2018
(Unaudited)

Corporate Restricted Securities - 85.06%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 72.65%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicles ignition system.
10.49% Second Lien Term Loan due 12/22/2022 (LIBOR + 8.250%)	$1,725,000	12/21/17	$1,696,233	$1,691,315

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$109,335	08/01/12	107,265	109,140
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	243,046
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	42,137
			274,711	394,323

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,911	26,868
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$1,224,547	02/28/22	1,214,049	1,198,036
Preferred Stock (B)	1,122 shs.	02/28/22	112,154	112,789
Common Stock (B)	346 shs.	02/28/22	346	—
			1,326,549	1,310,825

AM Conservation Holding Corp.
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$1,568,182	10/31/16	1,546,468	1,581,507
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$206,039	10/06/17	202,471	207,350
Common Stock (B)	156,818 shs.	10/31/16	156,818	180,036
			1,905,757	1,968,893

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)(F)	114 uts.	10/04/12	113,636	218,719

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

Limited Liability Company Unit (B)	0.40% int.	04/20/16	$240,741	$451,950

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$761,884	11/19/15	753,468	699,224
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	—
			864,568	699,224

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,497,401	1,466,455
14% Senior Subordinated Note due 08/17/2022	$10,486	08/30/18	10,486	10,394
Preferred Stock (B)	210 shs.	08/17/15	209,390	109,573
Common Stock (B)	210 shs.	08/17/15	210	—
			1,717,487	1,586,422

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/31/2021 (D)	$6,777	07/31/14	6,650	—
Limited Liability Company Unit (B)(F)	45,504 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B)(F)	78,358 uts.	09/29/17	484,578	—
* 07/31/14 and 10/14/15.			491,228	—

BBB Industries LLC
A supplier of re-manufactured parts to the North American automotive aftermarket.
10.60% Second Lien Term Loan due 06/26/2026 (LIBOR + 8.500%)	$1,725,000	08/02/18	1,674,221	1,707,750

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$1,506,408	10/11/17	1,480,542	1,473,033
Preferred Stock Series A (B)	23 shs.	10/11/17	232,373	232,400
Common Stock Class A (B)	735 shs.	10/11/17	735	30,793
			1,713,650	1,736,226

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$1,469,724	04/28/17	$1,444,823	$1,447,458
Limited Liability Company Unit (B)(F)	2,760 uts.	04/28/17	276,000	147,864
			1,720,823	1,595,322

Blue Wave Products, Inc.
A distributor of pool supplies.
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$337,259	10/12/12	332,343	337,259
Common Stock (B)	51,064 shs.	10/12/12	51,064	227,575
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	90,096
			403,623	654,930

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
Common Stock (B)	29,560 shs.	06/30/15	937,438	—

Cadence, Inc.
A full-service contract manufacturer ("CMO") and supplier of advanced products, technologies, and services to medical device, life science, and industrial companies.
6.74% Lien Term Loan due 04/30/2025 (LIBOR + 4.500%)	$811,823	05/14/18	796,431	792,814

Cadent, LLC
A provider of advertising solutions driven by data and technology.
9.75% Term Loan due 09/07/2023 (LIBOR + 5.500%)	$1,026,038	09/04/18	1,015,857	1,020,908

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$800,858	01/19/11	796,616	794,470
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$212,387	08/03/12	211,377	208,749
Common Stock (B)	375 shs.	01/19/11	37,500	31,716
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	24,931
			1,074,743	1,059,866

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

Limited Liability Company Unit (B)	1,853 uts.	07/18/16	$189,267	$192,807

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
7% (5% PIK) Senior Subordinated Note due 01/12/24	$1,787,305	01/16/18	1,755,517	1,773,801

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B)(F)	230 uts.	03/04/15	147,305	244,984

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
11% (1% PIK) Term Loan due 05/05/2025	$2,086,422	05/01/18	1,463,052	1,415,430
Preferred Stock Series A (B)	758 shs.	06/30/16	38,258	91,182
Common Stock Class A (B)	3,791 shs.	06/30/16	3,791	20,030
			1,505,101	1,526,642

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 12/31/2020	$1,366,519	11/22/13	1,359,133	1,366,519
14% (2% PIK) Senior Subordinated Note due 06/04/2020	$337,797	05/08/18	329,577	332,452
Common Stock (B)	90 shs.	*	514,284	997,754
Warrant, exercisable until 2028, to purchase common stock at $.01 per share (B)	2 shs.	05/08/18	—	22,172
* 11/22/13 and 09/16/16.			2,202,994	2,718,897

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$1,420,588	10/07/16	1,398,778	1,388,981
Limited Liability Company Unit (B)(F)	336,487 uts.	*	343,121	245,636
* 10/07/16 and 07/25/18.			1,741,899	1,634,617

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Discovery Education, Inc.
A provider of standards-based, digital education content for K-12 schools.
7.04% Term Loan due 04/30/2024 (LIBOR + 4.750%)	$1,921,590	04/20/18	$1,885,858	$1,876,252

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
Preferred Stock (B)	25 shs.	05/04/12	252,434	265,889
Common Stock (B)	25 shs.	05/04/12	28,048	—
			280,482	265,889

DuBois Chemicals, Inc.
A provider of consumable, value-added specialty cleaning chemical solutions to the industrial, transportation paper and water markets.
10.40% Second Lien Term Loan due 08/31/2025 (LIBOR + 8.000%)	$1,725,000	09/19/18	1,707,750	1,707,750

Dunn Paper
A provider of specialty paper for niche product applications.
10.99% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$1,725,000	09/28/16	1,700,367	1,729,313

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.5% (0.5% PIK) Senior Subordinated Note due 06/20/2025	$758,719	06/20/18	744,139	756,962
11.5% (0.75% PIK) Senior Subordinated Note due 06/20/2025	$1,328,581	11/21/14	1,314,495	1,325,505
Limited Liability Company Unit (B)(F)	230 uts.	11/19/14	36,199	86,897
			2,094,833	2,169,364

Elite Sportwear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 01/14/2022 (D)	$1,588,640	10/14/16	1,568,694	1,509,208
Limited Liability Company Unit (B)(F)	101 uts.	10/14/16	159,722	40,662
			1,728,416	1,549,870

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$1,335,621	06/30/17	1,313,102	1,305,319
Limited Liability Company Unit (B)(F)	397,695 uts.	06/30/17	397,695	326,110
			1,710,797	1,631,429

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

E.S.P. Associates, P.A.
A professional services firm providing engineering, surveying and planning services to infrastructure projects.
12% (1% PIK) Senior Subordinated Note due 10/04/2023	$690,226	04/04/18	$677,375	$682,313
Limited Liability Company Unit (B)	229 uts.	04/04/18	228,955	247,971
			906,330	930,284

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	24,100
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	—
			75,418	24,100

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,558
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	422,290
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	52,943
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	43,558
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	68,206
			105,046	667,555

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	—
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	—
			76,687	—

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$1,499,222	03/27/13	1,496,582	1,349,300
Common Stock (B)	1,181 shs.	03/27/13	118,110	3,679
			1,614,692	1,352,979

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
Common Stock (B)	147 shs.	01/15/16	103,205	193,076

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	342 shs.	06/19/15	$70,683	$89,256
Common Stock (B)	342 shs.	06/19/15	2,945	147,056
			73,628	236,312

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
8.39% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$2,446,513	12/19/17	2,403,942	2,399,013

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$727,865	02/05/14	706,730	727,865
Common Stock (B)	1,046 shs.	*	104,636	131,843
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	50,040
* 02/05/14 and 11/22/17.			848,182	909,748

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$1,725,000	*	1,706,207	1,712,013
Limited Liability Company Unit Preferred (B)	372 uts.	**	371,644	471,646
Limited Liability Company Unit Common Class A (B)	3,594 uts.	12/19/14	—	33,528
* 12/19/14 and 02/21/17.			2,077,851	2,217,187
* *12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$993,896	07/01/16	980,155	1,003,835
Common Stock (B)	150 shs.	07/01/16	149,500	213,685
			1,129,655	1,217,520

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$1,145,688	02/14/14	1,138,481	1,145,688
12% Senior Subordinated Note due 08/14/2020	$431,250	06/22/15	429,584	430,609
Common Stock (B)	821 shs.	02/14/14	822	267,601
			1,568,887	1,843,898

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$1,675,777	01/17/14	$1,665,178	$1,675,777
Limited Liability Company Unit (B)(F)	102 uts.	01/17/14	101,563	44,253
			1,766,741	1,720,030

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$1,434,770	*	1,420,640	1,363,031
10.1% Term Loan due 12/12/2020 (LIBOR + 8.000%)	$109,916	04/06/18	109,916	109,652
10.1% Term Loan due 12/11/2020 (LIBOR + 8.000%)	$146,780	04/06/18	146,780	146,429
* 12/30/15 and 12/23/16.			1,677,336	1,619,112

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)(F)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)(F)	47 uts.	10/14/11	—	—
			—	—

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020 (D)	$1,306,594	11/10/14	1,297,147	—
Common Stock (B)	2,300 shs.	11/10/14	230,000	—
			1,527,147	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B)(F)	1,038,805 uts.	12/05/12	232,207	—
Limited Liability Company Unit Class A-1 (B)(F)	159,048 uts.	10/31/16	159,048	294,064
Limited Liability Company Unit Class A-2 (B)(F)	1,032,609 uts.	10/31/16	—	169,430
			391,255	463,494

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	89,409
Common Stock (B)	353 shs.	07/15/08	285,619	304,713
			285,619	394,122

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 04/30/2019 (D)	$419,971	01/15/10	$404,121	$377,974
15% (2.5% PIK) Senior Subordinated Note due 04/30/2019 (D)	$115,253	10/05/10	114,604	103,727
Common Stock (B)	35 shs.	10/05/10	35,400	—
Common Stock Class B (B)	118 shs.	01/15/10	117,647	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579
			766,351	481,701

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$868,102	04/17/15	864,572	390,646
Limited Liability Company Unit	5 uts.	04/17/15	678,329	—
			1,542,901	390,646

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$454,295	09/22/11	449,013	159,003
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$23,839	08/18/15	23,839	—
14% PIK Senior Subordinated Note due 06/30/2019	$68,718	*	68,718	68,406
Common Stock Class A (B)	83,080 shs.	**	170,705	—
* 10/21/16, 01/27/17 and 10/13/17.			712,275	227,409
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$1,126,148	09/30/14	1,114,606	1,126,148
12% Senior Subordinated Note due 09/30/2021	$302,537	02/28/18	297,340	308,633
Common Stock Class B (B)	259,252 shs.	*	244,163	71,799
* 09/30/14 and 02/28/18.			1,656,109	1,506,580

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 6/20/23	$915,819	03/09/18	899,352	888,430
Limited Liability Company Unit (B)(F)	182 uts.	03/09/18	183,164	10,873
			1,082,516	899,303

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$1,582,309	12/02/16	$1,558,411	$1,573,613
Preferred Stock (B)	1,711 shs.	12/02/16	171,116	163,792
Common Stock (B)	242 shs.	12/02/16	242	—
			1,729,769	1,737,405

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$1,765,786	04/29/16	1,743,894	882,893

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$287,973	11/30/10	286,721	287,739
Limited Liability Company Unit Class B-1 (B)(F)	75,000 uts.	11/30/10	—	51,922
Limited Liability Company Unit Class B-2 (B)(F)	6,801 uts.	11/30/10	—	4,708
			286,721	344,369

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
7.89% Term Loan due 3/16/2024 (LIBOR + 5.500%)	$1,792,448	03/15/18	1,665,813	1,658,725

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$1,527,814	06/30/16	1,505,322	1,517,821
Common Stock (B)	207 shs.	05/17/16	207,000	259,612
			1,712,322	1,777,433

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$1,775,705	02/17/17	1,752,299	1,758,924
Common Stock Class B (B)	380,545 shs.	*	380,545	588,612
* 01/29/16 and 02/17/17.			2,132,844	2,347,536

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$366,862	11/14/17	$358,380	$356,514
8.49% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$2,112,710	11/14/17	1,931,550	1,927,066
			2,289,930	2,283,580

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company	0.40% int.	*	175,339	19,255
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 01/31/2020	$1,157,051	07/31/14	1,150,158	867,788
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	—
Limited Liability Company Unit Class F	36,976 uts.	*	24,802	—
* 09/28/17 and 02/15/18.			1,323,056	867,788

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
Limited Liability Company Unit Preferred (B)(F)	1,149 uts.	05/29/15	114,900	122,055
Limited Liability Company Unit Common (B)(F)	1,149 uts.	05/29/15	—	137,824
			114,900	259,879

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$1,208,352	11/20/14	1,199,910	1,208,352
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	286,265
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	28,822
			1,414,829	1,523,439

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	118 shs.	05/12/15	118,476	305,572

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$1,437,794	11/13/17	$1,437,794	$1,465,747
Limited Liability Company Unit Class B	293,617 uts.	11/13/17	184,688	274,295
			1,622,482	1,740,042

Rock-it Cargo
A provider of specialized international logistics solutions to the music touring, performing arts, live events, fine art and specialty industries.
7.09% Term Loan due 06/22/2024 (LIBOR + 4.750%)	$2,465,000	07/30/18	2,405,150	2,400,844

ROI Solutions
Call center outsourcing and end user engagement services provider.
7.17% Term Loan due 07/31/2024 (LIBOR + 5.000%)	$1,634,653	07/31/18	640,774	638,646

Sara Lee Frozen Foods
A provider of frozen bakery products, desserts and sweet baked goods.
6.74% Lien Term Loan due 07/31/2024 (LIBOR + 4.500%)	$1,533,288	07/27/18	1,499,780	1,496,970

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	258,220
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	105,497
			103,825	363,717

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	479,594
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	121,481
* 08/31/07 and 03/06/08.			328,729	601,075

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$1,725,000	05/23/16	$1,702,400	$1,715,276

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,084,565	*	1,076,389	1,073,751
Limited Liability Company Unit Series A (B)	229 uts.	*	1,060,968	1,295,171
* 03/27/07 and 08/07/18.			2,137,357	2,368,922

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	291,958
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	48,749
			188,961	340,707

Strategic Insight, Inc.
A provider of largely proprietary data, market research, and business intelligence to the global asset management industry.
11.64% Second Lien Term Loan due 12/21/2024 (LIBOR + 9.250%)	$1,725,000	12/28/17	1,690,390	1,633,554

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 05/28/2020 (D)	$1,812,109	*	1,358,229	1,540,293
Common Stock (B)	38 shs.	12/14/10	38,168	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	—
* 12/14/10, 08/17/12 and 03/31/16.			1,433,646	1,540,293

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021 (D)	$1,405,417	07/31/15	1,392,548	1,194,605
Common Stock (B)	68 shs.	*	104,986	—
* 07/31/15 and 11/08/17.			1,497,534	1,194,605

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	95,800 uts.	10/15/15	$95,800	$203,000

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$1,371,399	11/30/17	1,371,399	1,341,465
Limited Liability Company Unit	359,375 uts.	11/30/17	342,851	238,796
			1,714,250	1,580,261

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$47,044	12/05/13	93,430	47,514
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	23,305
			93,430	70,819

Trident Maritime Systems
A leading provider of turnkey marine vessel systems and solutions for government and commercial new ship construction as well as repair, refurbishment, and retrofit markets worldwide.
7.89% Term Loan due 04/30/2024 (LIBOR + 5.500%)	$2,465,000	05/14/18	2,412,597	2,400,931

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$1,173,744	01/23/15	1,164,561	1,113,391

Trystar, Inc.
A niche manufacturer of temporary power distribution products for the power rental, industrial, commercial utility and back-up emergency markets.
7.39% Term Loan due 10/01/2023 (LIBOR + 5.000%)	$2,304,813	09/28/18	2,264,479	2,264,479
Limited Liability Company Unit (B) (F)	47 uts.	09/28/18	46,562	46,560
			2,311,041	2,311,039

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
10.89% Second Lien Term Loan due 2/14/2023 (LIBOR + 8.500%)	$1,725,000	03/05/18	1,486,379	1,480,026

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.39% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$2,089,500	12/07/17	$2,071,414	$2,070,793

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts and Connecticut.
7.89% Lien Term Loan due 05/22/2024 (LIBOR + 5.500%)	$2,465,000	05/17/18	1,724,521	1,713,097

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
10% Senior Subordinated Note due 09/30/2019 (D)	$1,778,423	11/30/06	1,336,280	1,778,422
Common Stock (B)	101 shs.	11/30/06	101,250	14,279
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	7,129
			1,483,320	1,799,830

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$382,106	08/03/15	378,589	372,745
Limited Liability Company Unit (B)(F)	370,241 uts.	08/03/15	370,241	362,921
			748,830	735,666

Whitebridge Pet Brands Holdings, LLC
A manufacturer and marketer of branded, all-natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$1,491,901	04/18/17	1,476,267	1,473,961
Limited Liability Company Unit Class A (B)(F)	123 uts.	04/18/17	148,096	141,720
Limited Liability Company Unit Class B (B)(F)	123 uts.	04/18/17	—	2,655
			1,624,363	1,618,336

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
Common Stock (B)	157 shs.	01/22/16	156,818	217,507

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$1,009,773	11/03/11	1,009,428	989,071
Common Stock (B)	1,500 shs.	11/03/11	150,000	104,057
			1,159,428	1,093,128

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
14.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$1,946,834	03/04/15	$1,549,582	$1,810,024
Common Stock (B)	2,046 shs.	*	200,418	94,758

* 03/04/15 and 02/07/18			1,750,000	1,904,782

Total Private Placement Investments (E)			$109,983,886	$105,987,170

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 12.41%:

Bonds - 12.41%
Acrisure, LLC	7.000%	11/15/25	$500,000	$455,914	$466,225
Alliance Residential Company	7.500	05/01/25	500,000	518,975	532,500
Altice Financing S.A.	7.500	05/15/26	400,000	400,000	390,000
Amsted Industries	5.375	09/15/24	240,000	240,000	237,600
Avantor Inc.	6.000	10/01/24	406,000	406,000	412,090
Avantor Inc.	9.00	10/01/25	500,000	516,722	516,250
Beacon Roofing Supply, Inc.	4.875	11/01/25	406,000	406,000	374,027
Boyne USA, Inc.	7.250	05/01/25	167,000	167,000	176,603
Cimpress N.V.	7.000	06/15/26	500,000	500,000	508,065
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	423,937
CVR Partners, L.P.	9.250	06/15/23	500,000	490,744	530,000
Endo Finance LLC	6.000	02/01/25	480,000	394,500	413,760
Endo Finance LLC	6.000	07/15/23	250,000	223,125	221,875
Enterprise Merger Sub Inc.	8.750	10/15/26	500,000	500,000	500,000
EP Energy LLC / Everest Acquisition Finance Inc.	9.375	05/01/24	406,000	249,444	334,950
Financial & Risk US Holdings, Inc.	6.250	05/15/26	151,000	151,000	151,557
Financial & Risk US Holdings, Inc.	8.250	11/15/26	195,000	195,000	193,818
First Quantum Minerals Ltd.	7.500	04/01/25	500,000	483,616	474,375
First Quantum Minerals Ltd.	7.250	04/01/23	500,000	494,414	477,813
Flex Acquisition Co Inc.	7.875	07/15/26	386,000	386,000	381,175
Hertz Corporation	7.625	06/01/22	500,000	500,000	493,750
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	326,876
IAMGOLD Corporation	7.000	04/15/25	500,000	500,000	496,150
JBS USA Lux S.A.	6.750	02/15/28	476,000	476,000	473,025
Jonah Energy LLC	7.250	10/15/25	500,000	427,580	382,500
Jupiter Resources Inc.	8.500	10/01/22	500,000	469,920	237,500
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	674,940	658,028
Mattamy Group Corp.	6.500	10/01/25	500,000	490,127	485,000
Mattel, Inc.	6.750	12/31/25	500,000	482,102	490,000
Moog Inc.	5.250	12/01/22	500,000	502,401	503,750
New Enterprise Stone & Lime Co., Inc.	6.250	03/15/26	500,000	508,406	503,750
New Gold Inc.	6.250	11/15/22	500,000	501,890	436,250
OPE KAG Finance Sub	7.875	07/31/23	500,000	516,241	517,188
Prime Security Services Borrower	9.250	05/15/23	608,000	617,951	650,256
Sinclair Broadcast Group, Inc.	5.875	03/15/26	204,000	204,000	198,920
Sinclair Television Group, Inc.	5.125	02/15/27	500,000	500,000	459,375
Suncoke Energy	7.500	06/15/25	500,000	493,229	515,000
Teine Energy Ltd.	6.875	09/30/22	500,000	506,250	503,750
Topaz Marine S.A.	9.125	07/26/22	500,000	500,000	512,480

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Valeant Pharmaceuticals International	7.000%	03/15/24	$173,000	$173,000	$182,775
Vine Oil & Gas, LP	8.750	04/15/23	500,000	463,614	488,750
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	501,274	488,895
VRX Escrow Corp.	6.125	04/15/25	182,000	182,000	172,900
Warrior Met Coal, Inc.	8.000	11/01/24	209,000	209,000	214,225

Total Bonds				18,338,379	18,107,713

Common Stock - 0.00%
TherOX, Inc. (B)			2	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				18,338,379	18,107,713

Corporate Public Securities - 15.86%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 4.25%
Argon Medical Devices, Inc.	8.000%	10.242%	01/23/26	$500,000	$503,750	$503,125
Big River Steel LLC.	5.000	7.386	08/11/23	118,173	117,206	119,798
BMC Software Finance, Inc.	4.250	6.586	06/26/25	500,000	495,000	504,685
CenturyLink Inc.	2.750	5.148	05/15/25	498,744	495,180	495,128
Coronado Coal LLC	6.500	8.886	03/29/25	223,269	216,995	225,223
Coronado Coal LLC	6.500	8.886	03/29/25	61,044	59,339	61,578
Edelman Financial Services	6.750	9.092	07/20/26	128,178	127,552	130,742
Getty Images, Inc.	3.500	5.742	10/18/19	389,592	379,779	386,494
Gulf Finance, LLC	5.250	7.640	08/25/23	251,510	249,772	210,280
ION Trading Technologies Sarl	4.000	6.386	11/21/24	276,243	269,410	274,947
Murray Energy Corporation	7.250	9.492	10/17/22	39,087	36,902	35,785
OCI Beaumont LLC	4.000	6.386	02/14/25	121,675	121,534	123,299
PowerSchool	7.000	8.854	05/29/26	500,000	495,096	500,000
Prospect Medical Holdings, Inc.	5.500	7.652	02/13/24	255,441	250,835	258,634
PS Logistics LLC	5.250	7.398	03/01/25	500,000	504,853	500,625
Schenectady International Group Inc.	4.750	4.750	08/10/25	307,325	295,032	308,093
Seadrill Partners Finco, LLC	6.000	8.386	02/21/21	464,734	325,525	440,452
STS Operating, Inc.	8.000	10.242	04/25/26	500,000	505,000	498,750
Summit Midstream Holdings, LLC	6.000	8.242	05/15/22	116,885	116,060	118,420
Unifrax Corporation	7.500	9.886	10/31/25	499,067	508,424	504,058

Total Bank Loans					6,073,244	6,220,116

Bonds - 11.27%
AMC Entertainment Holdings Inc.		6.125%	05/15/27	$500,000	$487,410	$478,750
Anchorage Capital Group, L.L.C.	7.250	9.598	01/15/29	500,000	517,187	506,927

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Anixter, Inc.	5.125%	10/01/21	$165,000	$165,000	$167,888
Beazer Homes USA, Inc.	8.750	03/15/22	160,000	160,000	169,200
Brunswick Corporation	7.125	08/01/27	500,000	503,516	568,893
Bunge Limited Finance Corp.	3.250	08/15/26	600,000	601,793	542,933
Calumet Specialty Products Partners, L.P.	7.750	04/15/23	500,000	498,765	500,000
Clearwater Paper Corporation	4.500	02/01/23	489,000	486,564	454,770
CVR Refining LLC	6.500	11/01/22	350,000	343,550	355,250
CVS Health Corp.	4.300	03/25/28	345,000	340,192	342,295
Discovery Communications	4.900	03/11/26	600,000	644,753	615,805
Dish DBS Corporation	7.750	07/01/26	500,000	539,202	471,650
Expedia Inc.	4.500	08/15/24	600,000	621,815	603,449
Ferrellgas Partners, L.P.	6.750	01/15/22	265,000	267,058	231,213
Ferrellgas Partners, L.P.	8.625	06/15/20	650,000	650,212	617,500
Ford Motor Credit Co. LLC	4.375	08/06/23	600,000	636,141	593,192
General Motors Financial Co. Inc.	4.000	01/15/25	500,000	506,972	483,658
Genesis Energy, L.P.	5.625	06/15/24	500,000	472,841	472,500
Hospital Corporation of America	5.375	02/01/25	100,000	101,283	102,000
Hospital Corporation of America	5.250	06/15/26	174,000	174,000	179,003
Hewlett Packard Enterprise Company	4.900	10/15/25	500,000	498,800	513,971
Hughes Satellite Systems Corporation	6.625	08/01/26	500,000	497,029	483,750
Laredo Petroleum, Inc.	5.625	01/15/22	500,000	481,625	496,250
Laredo Petroleum, Inc.	6.250	03/15/23	500,000	501,193	500,000
M/I Homes, Inc.	5.625	08/01/25	500,000	475,989	470,000
NRG Energy, Inc.	7.250	05/15/26	500,000	502,720	542,500
Oasis Petroleum Inc.	6.875	03/15/22	474,000	455,776	482,286
PBF Holding Company LLC	6.997	11/15/23	33,000	33,000	34,320
PBF Holding Company LLC	7.250	06/15/25	500,000	516,701	525,000
Pitney Bowes Inc.	3.625	10/01/21	500,000	498,296	476,875
Reinsurance Group of America	3.950	09/15/26	500,000	502,671	485,000
SM Energy Company	6.750	09/15/26	750,000	744,811	779,062
Sprint Corporation	7.125	06/15/24	155,000	155,000	160,812
Trinity Acquisition Plc	4.400	03/15/26	500,000	514,006	497,478
William Lyon Homes	7.000	08/15/22	500,000	500,000	509,375
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	427,125
Xlit Ltd.	4.450	03/31/25	600,000	611,508	594,410

Total Bonds				16,632,379	16,435,090

Preferred Stock - 0.34%
B. Riley Financial Inc.			20,000	500,000	501,000

Total Preferred Stock				500,000	501,000

Total Corporate Public Securities				$23,205,623	$23,136,206

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Short-Term Security:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 1.37%
Aon Corp.	2.280%	10/10/18	$1,000,000	$999,430	$999,430
Comcast Corporation	2.370	10/16/18	1,000,000	999,013	999,013

Total Short-Term Security				$1,998,443	$1,998,443

Total Investments	102.29%			$153,526,331	$149,229,532

Other Assets	9.71				14,166,925
Liabilities	(12.00)				(17,508,160)

Total Net Assets	100.00%				$145,888,297

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2018 the values of these securities amounted to $105,987,170 or 72.65% of net assets.
(F)	Held in PI Subsidiary Trust
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.02%
API Technologies Corp.	$451,950
BEI Precision Systems & Space Company, Inc.	1,595,322
Merex Holding Corporation	227,409
Sunvair Aerospace Group Inc.	1,194,605
Trident Maritime Systems	2,400,931
5,870,217

AUTOMOTIVE - 5.03%
Aurora Parts & Accessories LLC	1,586,422
BBB Industries LLC	1,707,750
DPL Holding Corporation	265,889
English Color & Supply LLC	1,631,429
Ford Motor Credit Co. LLC	593,192
General Motors Financial Co. Inc.	483,658
Moog Inc.	503,750
Power Stop Holdings LLC	259,879
Randy's Worldwide Automotive	305,572
7,337,541

BUILDING MATERIALS - 5.39%
Beacon Roofing Supply, Inc.	374,027
Happy Floors Acquisition, Inc.	1,217,520
New Enterprise Stone & Lime Co., Inc.	503,750
NSi Industries Holdings, Inc.	1,777,433
Signature Systems Holding Company	363,717
Sunrise Windows Holding Company	1,540,293
Torrent Group Holdings, Inc.	70,819
Wellborn Forest Holding Company	1,799,830
Wolf-Gordon, Inc.	217,507
7,864,896

CABLE & SATELLITE - 1.35%
Comcast Corporation	999,013
Hughes Satellite Systems Corporation	483,750
Virgin Media Secured Finance PLC	488,895
1,971,658

CHEMICALS - 3.39%
Compass Chemical International LLC	244,984
CVR Partners, L.P.	530,000
DuBois Chemicals, Inc.	1,707,750
Fair Value/ Market Value

LBC Tank Terminals Holding Netherlands B.V.	$658,028
OCI Beaumont LLC	123,299
Polytex Holdings LLC	867,788
Schenectady International Group Inc.	308,093
Unifrax Corporation	504,058
4,944,000

CONSUMER CYCLICAL SERVICES - 3.61%
CHG Alternative Education Holding Company	1,059,866
MeTEOR Education LLC	899,303
PPC Event Services	1,523,439
Prime Security Services Borrower	650,256
PS Logistics LLC	500,625
ROI Solutions	638,646
5,272,135

CONSUMER PRODUCTS - 10.40%
AMS Holding LLC	218,719
Blue Wave Products, Inc.	654,930
Elite Sportwear Holding, LLC	1,549,870
gloProfessional Holdings, Inc.	1,352,979
GTI Holding Company	909,748
Handi Quilter Holding Company	2,217,187
HHI Group, LLC	1,720,030
Manhattan Beachwear Holding Company	481,701
Master Cutlery LLC	390,646
Mattel, Inc.	490,000
New Mountain Learning, LLC	1,658,725
Whitebridge Pet Brands Holdings, LLC	1,618,336
York Wall Holding Company	1,904,782
15,167,653

DIVERSIFIED MANUFACTURING - 7.13%
ABC Industries, Inc.	394,323
Advanced Manufacturing Enterprises LLC	26,868
Amsted Industries	237,600
F G I Equity LLC	667,555
K P I Holdings, Inc.	394,122
Motion Controls Holdings	344,369
Reelcraft Industries, Inc.	1,740,042
SR Smith LLC	2,368,922

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Strahman Holdings Inc.	$340,707
Therma-Stor Holdings LLC	1,580,261
Trystar, Inc.	2,311,039
10,405,808

ELECTRIC - 1.72%
AM Conservation Holding Corp.	1,968,893
NRG Energy, Inc.	542,500
2,511,393

FINANCIAL OTHER - 4.16%
Acrisure, LLC	466,225
Anchorage Capital Group, L.L.C.	506,927
Aon Corp.	999,430
B. Riley Financial Inc.	501,000
Edelman Financial Services	130,742
Financial & Risk US Holdings, Inc.	345,375
Strategic Insight, Inc.	1,633,554
U.S. Retirement and Benefit Partners, Inc.	1,480,026
6,063,279

FOOD & BEVERAGE - 7.15%
Bunge Limited Finance Corp.	542,933
Del Real LLC	1,634,617
F F C Holding Corporation	24,100
Hollandia Produce LLC	1,619,112
Impact Confections	—
JBS USA Lux S.A.	473,025
JMH Investors LLC	463,494
PANOS Brands LLC	2,347,536
Sara Lee Frozen Foods	1,496,970
Westminster Acquisition LLC	735,666
WP Supply Holding Corporation	1,093,128
10,430,581

GAMING - 1.86%
CTM Holding, Inc.	2,718,897

HEALTHCARE - 5.02%
Argon Medical Devices, Inc.	503,125
Avantor Inc.	928,340
Cadence, Inc.	792,814
CORA Health Services, Inc.	1,526,642
ECG Consulting Group	2,169,364
Fair Value/ Market Value

Enterprise Merger Sub Inc.	$500,000
GD Dental Services LLC	—
Hospital Corporation of America	281,003
Prospect Medical Holdings, Inc.	258,634
TherOX, Inc.	—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	182,775
VRX Escrow Corp.	172,900
7,315,597

HEALTH INSURANCE - 0.33%
Reinsurance Group of America	485,000

HOME CONSTRUCTION - 1.12%
Beazer Homes USA, Inc.	169,200
Mattamy Group Corp.	485,000
M/I Homes, Inc.	470,000
William Lyon Homes	509,375
1,633,575

INDEPENDENT - 1.71%
Jupiter Resources Inc.	237,500
Laredo Petroleum, Inc.	996,250
Oasis Petroleum Inc.	482,286
SM Energy Company	779,062
2,495,098

INDUSTRIAL OTHER - 5.14%
AFC - Dell Holding Corporation	1,310,825
Brunswick Corporation	568,893
E.S.P. Associates, P.A.	930,284
Hartland Controls Holding Corporation	1,843,898
Midwest Industrial Rubber, Inc.	1,737,405
Smart Source Holdings LLC	601,075
SMB Machinery Holdings, Inc.	—
STS Operating, Inc.	498,750
7,491,130

MEDIA & ENTERTAINMENT - 5.01%
AMC Entertainment Holdings Inc.	478,750
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	176,603
Cimpress N.V.	508,065
Cross MediaWorks Inc.	1,020,908

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Discovery Communications	$615,805
Discovery Education, Inc.	1,876,252
Dish DBS Corporation	471,650
Getty Images, Inc.	386,494
GlynnDevins Acquisition Corporation	236,312
HOP Entertainment LLC	—
Money Mailer Equity LLC	882,893
Sinclair Broadcast Group, Inc.	198,920
Sinclair Television Group, Inc.	459,375
7,312,027

METALS & MINING - 2.46%
Alliance Residential Company	532,500
Big River Steel LLC.	119,798
Coronado Coal LLC	286,801
First Quantum Minerals Ltd.	952,188
IAMGOLD Corporation	496,150
Murray Energy Corporation	35,785
New Gold Inc.	436,250
Suncoke Energy	515,000
Warrior Met Coal, Inc.	214,225
3,588,697

MIDSTREAM - 1.23%
CVR Refining LLC	355,250
Ferrellgas Partners, L.P.	848,713
Genesis Energy, L.P.	472,500
Summit Midstream Holdings, LLC	118,420
1,794,883

OIL FIELD SERVICES - 2.50%
Avantech Testing Services LLC	—
EP Energy LLC / Everest Acquisition Finance Inc.	334,950
Gulf Finance, LLC	210,280
Hilcorp Energy Company	326,876
Jonah Energy LLC	382,500
Petroplex Inv Holdings LLC	19,255
Seadrill Partners Finco, LLC	440,452
Teine Energy Ltd.	503,750
Topaz Marine S.A.	512,480
WPX Energy, Inc.	427,125
Vine Oil & Gas, LP	488,750
3,646,418

Fair Value/ Market Value

PACKAGING - 0.74%
ASC Holdings, Inc.	$699,224
Flex Acquisition Co Inc.	381,175
1,080,399

PAPER - 1.50%
Clearwater Paper Corporation	454,770
Dunn Paper	1,729,313
2,184,083

PHARMACEUTICALS - 0.80%
Clarion Brands Holding Corp.	192,807
CVS Health Corp.	342,295
Endo Finance LLC	635,635
1,170,737

PROPERTY & CASUALTY - 0.75%
Trinity Acquisition Plc	497,478
Xlit Ltd.	594,410
1,091,888

REFINING - 2.81%
Calumet Specialty Products Partners, L.P.	500,000
CITGO Petroleum Corporation	423,937
MES Partners, Inc.	1,506,580
PBF Holding Company LLC	559,320
Tristar Global Energy Solutions, Inc.	1,113,391
4,103,228

TECHNOLOGY - 10.02%
1A Smart Start, Inc.	1,691,315
Anixter, Inc.	167,888
BCC Software, Inc.	1,736,226
BMC Software Finance, Inc.	504,685
Clubessential LLC	1,773,801
Expedia Inc.	603,449
Glynlyon Holding Companies, Inc.	193,076
GraphPad Software, Inc.	2,399,013
Hewlett Packard Enterprise Company	513,971
ION Trading Technologies Sarl	274,947
Pitney Bowes Inc.	476,875
PowerSchool	500,000

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Software Paradigms International Group, LLC	$1,715,276
Velocity Technology Solutions, Inc.	2,070,793
14,621,315

TELECOMMUNICATIONS - 0.27%
Altice Financing S.A.	390,000

TRANSPORTATION SERVICES - 5.22%
Hertz Corporation	493,750
OPE KAG Finance Sub	517,188
Pegasus Transtech Corporation	2,283,580
Rock-it Cargo	2,400,844
Team Drive-Away Holdings LLC	203,000
VP Holding Company	1,713,097
7,611,459

Fair Value/ Market Value

WIRELESS - 0.45%
CenturyLink Inc.	$495,128
Sprint Corporation	160,812
655,940

Total Investments - 102.29% (Cost - $153,526,331)	$149,229,532

See Notes to Consolidated Financial Statements

Fair Value Hierarchy
The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of September 30, 2018.
The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of September 30, 2018 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$74,926,328	$—	$18,107,713	$56,818,615
Bank Loans	34,638,270	—	—	34,638,270
Common Stock - U.S.	5,150,763	—	—	5,150,763
Preferred Stock	1,648,633	—	—	1,648,633
Partnerships and LLCs	7,730,889	—	—	7,730,889
Public Securities
Bank Loans	6,200,116	—	4,003,272	2,196,844
Corporate Bonds	16,435,090	—	16,435,090	—
Common Stock - U.S.	—	—	—	—
Preferred Stock	501,000	501,000	—	—
Short-term Securities	1,998,443	—	1,998,443	—
Total	$149,229,532	$501,000	$40,544,518	$108,184,014
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2017	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 9/30/2018
Restricted Securities
Corporate Bonds	$68,182,386	$(1,333,207)	$5,136,820	$(7,102,372)	$(8,065,012)	$—	$—	$56,818,615
Bank Loans	15,737,992	(46,706)	22,920,214	(9,928)	(3,963,302)	—	—	34,638,270
Common Stock - U.S.	6,911,240	1,132,551	968,769	(3,861,797)	—	—	—	5,150,763
Preferred Stock	2,525,813	(682,970)	(146,595)	(47,615)	—	—	—	1,648,633
Partnerships and LLCs	14,061,127	(404,554)	722,256	(6,647,940)	—	—	—	7,730,889
Public Securities
Bank Loans	523,461	23,602	2,113,411	(209,789)	(401,237)	1,723,930	(1,576,534)	2,196,844
	$107,942,019	$(1,311,284)	$31,714,875	$(17,879,441)	$(12,429,551)	$1,723,930	$(1,576,534)	$108,184,014

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Participation Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    November 29, 2018

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    November 29, 2018

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.